Other Receivables - Summary of Other Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Receivables from services, sales of other assets and other advance payments		$ 35	$ 11	$ 5
Tax credit and export rebates		150	44	349
Loans and balances with related parties	[1]	35	6	31
Collateral deposits		20	13	5
Prepaid expenses		42	33	41
Advances and loans to employees		5	3	5
Advances to suppliers and custom agents	[2]	74	84	165
Receivables with partners in JA and other agreements		164	155	178
Insurance receivables		5		0
Miscellaneous		22	32	30
Other current receivables before provision		552	381	809
Provision for other doubtful receivables			0	(1)
Net Other current receivables		552	381	808
Noncurrent
Receivables from services, sales of other assets and other advance payments		11	0	12
Tax credit and export rebates		129	83	152
Loans and balances with related parties	[1]	159	43	10
Prepaid expenses		15	18	23
Advances and loans to employees			0	1
Advances to suppliers and custom agents	[2]	16
Receivables with partners in JA and other agreements		2	8	16
Miscellaneous		31	7	6
Other non current receivables before provision		363	159	220
Provision for other doubtful receivables		(26)	(1)	(15)
Net other non current receivables		$ 337	$ 158	$ 205

[1]	See Note 37 for information about related parties.
[2]	Includes, among others, advances to custom agents for the payment of taxes and import rights related to the imports of fuels and goods.